Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.80%)